OPERATING LEASES (Details Narrative)	1 Months Ended
	Aug. 31, 2025	Jul. 31, 2026
Lessee, Lease, Description [Line Items]
Weighted average remaining lease term		15 years 4 months 20 days
Weighted average discount rate		3.74%
Jamaica Avenue at 169th Street [Member]
Lessee, Lease, Description [Line Items]
Lease expiration date	May 31, 2040
Minimum [Member]
Lessee, Lease, Description [Line Items]
Rental term range		5 years
Maximum [Member]
Lessee, Lease, Description [Line Items]
Rental term range		49 years